Expenses (Details) - Schedule of Staffing Expenses Consists - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Staffing Expenses Consists [Abstract]
Salaries, wages and bonus	$ 555,591	$ 310,894
Director remuneration
Contribution to a gratuity fund	30,606
EPF, ESIC and Labour welfare fund	34,738
Staff welfare expenses	13,044
Total expenses	$ 633,979	$ 310,894